OTHER RECEIVABLES AND OTHER PAYABLE - Other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other payables
Deferred payment	R 2,205.9	R 2,194.7	R 1,577.4
Right of recovery payable	83.2	69.3	36.3
Dissenting shareholder liability	287.1	1,349.7
Other	256.3	188.6
Other payables	2,832.5	3,802.3	1,613.7
Reconciliation of the non-current and current portion of the other payables
Other payables	2,832.5	3,802.3	1,613.7
Current portion of other payables	(303.3)	(41.9)
Non-current portion of other payables	R 2,529.2	R 3,760.4	R 1,613.7